Pzena Emerging Markets Value Fund
Schedule of Investments
May 31, 2024 (Unaudited)

COMMON STOCKS - 93.0%	Shares	Fair Value
Brazil - 8.5%
Ambev S.A.	25,117,100	$55,678,654
Banco do Brasil S.A.	7,145,700	37,069,620
Natura & Co. Holding S.A.	5,063,500	14,320,017
Neoenergia S.A.	4,398,850	15,866,655
Vale S.A.	3,162,900	38,014,553
		160,949,499

China - 27.6%(a)
Alibaba Group Holding, Ltd.	5,977,100	57,245,766
Baidu, Inc. - ADR(b)	134,228	13,046,962
Baidu, Inc. - Class A(b)	1,895,200	22,658,841
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. - Class A	9,262,566	18,860,139
Brilliance China Automotive Holdings, Ltd.	12,636,000	9,937,011
China Merchants Bank Co., Ltd. - H Shares	8,248,000	36,702,777
China Overseas Land & Investment, Ltd.	28,339,118	53,413,968
CIMC Enric Holdings, Ltd.	11,310,000	11,425,119
GF Securities Co., Ltd. - H Shares	15,409,400	13,950,508
Haier Smart Home Co., Ltd. - H Shares	14,265,400	51,622,784
Lenovo Group, Ltd.	11,068,000	15,879,362
Ping An Insurance Group Co. of China, Ltd. - A Shares	625,800	3,720,763
Ping An Insurance Group Co. of China, Ltd. - H Shares	5,518,500	27,908,633
Tencent Holdings, Ltd.	916,000	42,143,215
Trip.com Group, Ltd. - ADR(b)	373,664	19,247,433
Weichai Power Co., Ltd. - H Shares	23,452,000	41,923,554
Zhejiang Longsheng Group Co., Ltd. - A Shares	22,709,405	27,712,747
Zhongsheng Group Holdings Ltd.	14,504,000	26,224,561
ZTO Express Cayman, Inc. - ADR	1,378,959	31,426,476
		525,050,619

Hong Kong - 8.6%
Galaxy Entertainment Group, Ltd.	8,107,000	38,874,290
Man Wah Holdings, Ltd.	26,254,245	21,821,466
Pacific Basin Shipping, Ltd.	119,835,583	42,139,514
WH Group, Ltd.(c)	69,136,700	47,031,769
Yue Yuen Industrial (Holdings), Ltd.	7,769,500	14,266,536
		164,133,575

Hungary - 2.3%
MOL Hungarian Oil & Gas PLC	779,603	6,056,544
OTP Bank PLC	763,666	36,808,463
		42,865,007

India - 5.0%
Glenmark Pharmaceuticals, Ltd.	649,925	9,034,733
HDFC Bank, Ltd.	1,913,210	35,104,024
ICICI Bank, Ltd.	270,321	3,630,512
Shriram Finance, Ltd.	1,371,222	38,671,101
UPL, Ltd.	1,564,794	9,538,221
		95,978,591

Indonesia - 1.9%
Bank Rakyat Indonesia Persero Tbk	134,961,500	36,045,102

Kazakhstan - 0.2%
Kaspi.KZ JSC - ADR	31,610	3,995,504

Peru - 1.9%
Credicorp, Ltd.	222,974	36,862,062

Republic of Korea - 11.4%
DB Insurance Co., Ltd.	381,345	28,506,885
Hankook Tire & Technology Co., Ltd.	1,155,837	36,606,444
Hyundai Mobis Co., Ltd.	171,130	26,512,141
KB Financial Group, Inc.	478,480	27,439,465
Samsung Electronics Co., Ltd.	1,030,401	54,699,703
Shinhan Financial Group Co., Ltd.	816,270	27,797,574
WONIK IPS Co., Ltd.	609,114	15,573,750
		217,135,962

Romania - 0.5%
Banca Transilvania S.A.	1,422,694	9,677,980

Russian Federation - 0.0%(d)
Sberbank of Russia PJSC - ADR(b)(e)	408,511	4,085

Singapore - 2.2%
Wilmar International, Ltd.	17,918,300	40,976,574

South Africa - 1.8%
Sasol, Ltd.	5,272,224	34,830,077

Taiwan – 9.4%
Compal Electronics, Inc.	8,441,161	9,654,412
Hon Hai Precision Industry Co., Ltd.	11,550,132	61,326,872
Nien Made Enterprise Co. Ltd.	1,254,000	13,587,516
Taiwan Semiconductor Manufacturing Co., Ltd.	2,765,000	70,076,712
United Integrated Services Co., Ltd.	2,142,000	24,168,087
		178,813,599

Thailand - 4.3%
Bangkok Bank Public Co., Ltd.	5,942,700	22,129,652
Bangkok Bank Public Co., Ltd. - NVDR	3,698,000	13,720,495
Indorama Ventures PCL - NVDR	24,613,900	15,454,773
SCB X PCL	10,060,900	29,671,314
		80,976,234

Turkey - 1.1%
Akbank T.A.S.	9,975,402	20,555,552

United Arab Emirates - 1.4%
Abu Dhabi Commercial Bank PJSC	12,475,059	26,491,733

United Kingdom - 1.0%
Standard Chartered PLC	1,887,322	18,695,738

United States - 2.1%
Cognizant Technology Solutions Corp. - Class A	610,023	40,353,021

Vietnam - 1.8%
Vietnam Dairy Products JSC	13,118,900	33,718,184
TOTAL COMMON STOCKS (Cost $1,670,602,794)		1,768,108,698

PREFERRED STOCKS - 4.2%
Brazil - 4.2%
Cia Energetica de Minas Gerais, 10.68%	19,058,663	36,114,513
Itau Unibanco Holding S.A., 7.53%	2,967,243	17,596,973
Petroleo Brasileiro S.A., 14.07%	3,569,500	26,416,571
TOTAL PREFERRED STOCKS (Cost $66,132,960)		80,128,057

SHORT-TERM INVESTMENT - 3.0%
Money Market Fund - 3.0%
Fidelity Institutional Government Portfolio – Institutional Class, 5.21%(f)	57,015,154	57,015,154
TOTAL SHORT-TERM INVESTMENT (Cost $57,015,154)		57,015,154

TOTAL INVESTMENTS - 100.2% (Cost $1,793,750,908)		1,905,251,909
Liabilities in Excess of Other Assets - (0.2)%		(4,041,662)
TOTAL NET ASSETS - 100.0%		$1,901,210,247

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt JSC - Joint Stock Company
NVDR - Non-Voting Depositary Receipt PJSC - Private Joint Stock Company
PLC - Public Limited Company S.A. - Société Anonyme T.A.S. - Turk Anonim Şirketi

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $47,031,769 or 2.5% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,085 or 0.0% of net assets as of May 31, 2024.

(f)	The rate shown represents the 7-day annualized yield as of May 31, 2024.

Pzena Emerging Markets Value Fund
Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,738,433,299	$29,671,314	$4,085	$1,768,108,698
Preferred Stocks	80,128,057	–	–	80,128,057
Short-Term Investment	57,015,154	–	–	57,015,154
Total Investments	$1,875,576,510	$29,671,314	$4,085	$1,905,251,909

Refer to the Schedule of Investments for additional information.

Pzena Emerging Markets Value Fund
Level 3 Reconciliation Disclosure (Unaudited)

Common Stocks
Balance as of February 29, 2024	$4,085
Balance as of May 31, 2024	$4,085

Change in unrealized appreciation/(depreciation) during the period for
Level 3 investments held at May 31, 2024	$-

The Level 3 investments as of May 31, 2024 represented less than 0.01% of net assets and did not warrant a disclosure of significant unobservable valuation inputs.